TAXES - Summary of Reconciliation of Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income taxes	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State tax, net of Federal benefit					4.35%	4.35%
Change in valuation allowance					(32.03%)	(25.35%)
Provision for income tax	8.00%	9.00%	16.00%	4.00%	(6.68%)	0.00%